Appendix IV: Financial Instruments - Interest Rate Swaps (Details) € in Millions	Dec. 31, 2024 EUR (€)
Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 913
Less than 1 year | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	5
2026 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	204
2027 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	16
2028 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	7
2029 | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	34
Subsequent years | Currency swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	647
Non trading accountant purposes | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	167
Non trading accountant purposes | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	1.74%
Non trading accountant purposes | Fixed to floating | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	1.74%
Non trading accountant purposes | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 206
Non trading accountant purposes | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	2.67%
Non trading accountant purposes | Floating to fixed | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	2.67%
Non trading accountant purposes | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 19
Non trading accountant purposes | Floating to Floating Interest Rate | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.12%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.12%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Non trading accountant purposes | Floating to Floating Interest Rate | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (58)
Non trading accountant purposes | Receiving leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,583)
Non trading accountant purposes | Receiving leg | Fixed to floating | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Fixed to floating | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,583)
Non trading accountant purposes | Receiving leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(7,143)
Non trading accountant purposes | Receiving leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,133)
Non trading accountant purposes | Receiving leg | Floating to fixed | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to fixed | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,133)
Non trading accountant purposes | Receiving leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,106)
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(9,498)
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(9,498)
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Receiving leg | Floating to Floating Interest Rate | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(9,565)
Non trading accountant purposes | Paying leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,583
Non trading accountant purposes | Paying leg | Fixed to floating | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Fixed to floating | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,583
Non trading accountant purposes | Paying leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	7,349
Non trading accountant purposes | Paying leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,133
Non trading accountant purposes | Paying leg | Floating to fixed | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to fixed | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,133
Non trading accountant purposes | Paying leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,125
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	9,498
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	9,498
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading accountant purposes | Paying leg | Floating to Floating Interest Rate | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for trading	9,507
Derivative instruments | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(933)
Derivative instruments | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,224
Derivative instruments | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	17
Derivative instruments | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(12)
Derivative instruments | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(25)
Derivative instruments | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.38%
Average interest rate (as a percent)	2.17%
Derivative instruments | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.85%
Average interest rate (as a percent)	2.65%
Derivative instruments | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	3.42%
Derivative instruments | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	1.07%
Average interest rate (as a percent)	5.77%
Derivative instruments | Fixed to floating | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	2.95%
Average interest rate (as a percent)	0.05%
Derivative instruments | Fixed to floating | Less than 1 year | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	1.03%
Average interest rate (as a percent)	1.30%
Derivative instruments | Fixed to floating | Less than 1 year | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | Less than 1 year | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	1.07%
Average interest rate (as a percent)	5.77%
Derivative instruments | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	2.78%
Average interest rate (as a percent)	2.79%
Derivative instruments | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.76%
Derivative instruments | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.97%
Average interest rate (as a percent)	1.59%
Derivative instruments | Fixed to floating | 2027 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.69%
Derivative instruments | Fixed to floating | 2028 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2028 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2029 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | 2029 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	3.42%
Derivative instruments | Fixed to floating | 2029 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	2.58%
Derivative instruments | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	3.16%
Derivative instruments | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (163)
Average spread (as a percent)
Average interest rate (as a percent)
Derivative instruments | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 1,224
Average spread (as a percent)
Average interest rate (as a percent)
Derivative instruments | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 17
Average spread (as a percent)
Average interest rate (as a percent)
Derivative instruments | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 2
Derivative instruments | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.38%
Average interest rate (as a percent)	1.35%
Derivative instruments | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	(0.57%)
Average interest rate (as a percent)	4.13%
Derivative instruments | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.21%
Average interest rate (as a percent)	3.48%
Derivative instruments | Floating to fixed | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	2.07%
Average interest rate (as a percent)	0.06%
Derivative instruments | Floating to fixed | Less than 1 year | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | Less than 1 year | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	3.18%
Derivative instruments | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.92%
Derivative instruments | Floating to fixed | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2028 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2029 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | 2029 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	3.39%
Average interest rate (as a percent)	8.09%
Derivative instruments | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.02%
Average interest rate (as a percent)	1.72%
Derivative instruments | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	(0.57%)
Average interest rate (as a percent)	4.13%
Derivative instruments | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 0
Average spread (as a percent)	0.00%
Average interest rate (as a percent)	0.00%
Derivative instruments | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (770)
Average spread (as a percent)
Average interest rate (as a percent)
Derivative instruments | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ (13)
Derivative instruments | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(27)
Derivative instruments | Receiving leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(5,988)
Derivative instruments | Receiving leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(18,316)
Derivative instruments | Receiving leg | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(482)
Derivative instruments | Receiving leg | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(58)
Derivative instruments | Receiving leg | Fixed to floating | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(775)
Derivative instruments | Receiving leg | Fixed to floating | Less than 1 year | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(434)
Derivative instruments | Receiving leg | Fixed to floating | Less than 1 year | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Less than 1 year | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(58)
Derivative instruments | Receiving leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3,858)
Derivative instruments | Receiving leg | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(100)
Derivative instruments | Receiving leg | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4,473)
Derivative instruments | Receiving leg | Fixed to floating | 2027 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(175)
Derivative instruments | Receiving leg | Fixed to floating | 2028 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2028 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2029 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2029 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(482)
Derivative instruments | Receiving leg | Fixed to floating | 2029 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4,938)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9,550)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4,882)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9,972)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(468)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(58)
Derivative instruments | Receiving leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(14,274)
Derivative instruments | Receiving leg | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(150)
Derivative instruments | Receiving leg | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(549)
Derivative instruments | Receiving leg | Floating to fixed | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2,504)
Derivative instruments | Receiving leg | Floating to fixed | Less than 1 year | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Less than 1 year | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(516)
Derivative instruments | Receiving leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,366)
Derivative instruments | Receiving leg | Floating to fixed | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2028 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2029 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2029 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(33)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(10,404)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(150)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9,737)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(147)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(561)
Derivative instruments | Paying leg | Fixed to floating | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	5,988
Derivative instruments | Paying leg | Fixed to floating | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	18,316
Derivative instruments | Paying leg | Fixed to floating | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	482
Derivative instruments | Paying leg | Fixed to floating | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	58
Derivative instruments | Paying leg | Fixed to floating | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	775
Derivative instruments | Paying leg | Fixed to floating | Less than 1 year | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	434
Derivative instruments | Paying leg | Fixed to floating | Less than 1 year | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Less than 1 year | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	58
Derivative instruments | Paying leg | Fixed to floating | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2026 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3,858
Derivative instruments | Paying leg | Fixed to floating | 2026 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	100
Derivative instruments | Paying leg | Fixed to floating | 2027 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4,473
Derivative instruments | Paying leg | Fixed to floating | 2027 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	175
Derivative instruments | Paying leg | Fixed to floating | 2028 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2028 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2029 | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2029 | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	482
Derivative instruments | Paying leg | Fixed to floating | 2029 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4,938
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	9,550
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	4,719
Derivative instruments | Paying leg | Fixed to floating | Fair value | USD | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	11,196
Derivative instruments | Paying leg | Fixed to floating | Fair value | GBP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	485
Derivative instruments | Paying leg | Fixed to floating | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	60
Derivative instruments | Paying leg | Floating to fixed | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	14,274
Derivative instruments | Paying leg | Floating to fixed | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	150
Derivative instruments | Paying leg | Floating to fixed | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	549
Derivative instruments | Paying leg | Floating to fixed | Less than 1 year | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	2,504
Derivative instruments | Paying leg | Floating to fixed | Less than 1 year | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Less than 1 year | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	516
Derivative instruments | Paying leg | Floating to fixed | 2026 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2026 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2026 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2027 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,366
Derivative instruments | Paying leg | Floating to fixed | 2027 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2027 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2028 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2028 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2028 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2029 | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2029 | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2029 | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	33
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	10,404
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	150
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Fair value | EUR | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8,967
Derivative instruments | Paying leg | Floating to fixed | Fair value | CLP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	134
Derivative instruments | Paying leg | Floating to fixed | Fair value | COP | Interest rate swaps
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 534